Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating leases, payments due by period
Total	$ 1,787,000
2013	471,000
2014	467,000
2015	471,000
2016	378,000
Operating lease rental expense	507,000	272,000
Minimum
Leases
Non-cancelable lease terms	1 year
Corporate office lease
Operating leases, payments due by period
Total	1,412,000
2013	381,000
2014	375,000
2015	375,000
2016	281,000
Midland office lease
Operating leases, payments due by period
Total	375,000
2013	90,000
2014	92,000
2015	96,000
2016	$ 97,000